RELATED PARTY TRANSACTIONS - Compensation of Key Management Personnel (Details) - Related parties - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of transactions between related parties [line items]
Short-term employee benefits	$ 14.8	$ 14.5
Post-employment benefits	2.0	1.9
Key management personnel compensation, share-based payment	3.3	17.5
Compensation of key management personnel	$ 20.0	$ 33.9